Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 743,430		¥ 943,934
Collectively evaluated for impairment	321,561		354,672
Loans acquired with deteriorated credit quality	29,429		37,381
Allowance for credit losses, Total	1,094,420		1,335,987		1,285,507	1,240,456
Loans, Details :
Individually evaluated for impairment	1,838,009		2,164,330
Collectively evaluated for impairment	108,382,481		96,280,782
Loans acquired with deteriorated credit quality	269,376		232,334
Loans, Total	110,489,866	[1]	98,677,446	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	640,442		784,718
Collectively evaluated for impairment	209,117		248,798
Loans acquired with deteriorated credit quality	27,298		34,947
Allowance for credit losses, Total	876,857		1,068,463		984,308	895,611
Loans, Details :
Individually evaluated for impairment	1,459,268		1,677,144
Collectively evaluated for impairment	83,052,520		75,771,905
Loans acquired with deteriorated credit quality	75,740		101,313
Loans, Total	84,587,528	[1]	77,550,362	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	69,613		117,670
Collectively evaluated for impairment	45,355		37,360
Loans acquired with deteriorated credit quality	1,945		2,179
Allowance for credit losses, Total	116,913		157,209		171,837	165,215
Loans, Details :
Individually evaluated for impairment	211,802		309,408
Collectively evaluated for impairment	14,751,204		14,874,595
Loans acquired with deteriorated credit quality	15,299		17,230
Loans, Total	14,978,305	[1]	15,201,233	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	29,244		37,901
Collectively evaluated for impairment	11,312		13,809
Loans acquired with deteriorated credit quality	70		160
Allowance for credit losses, Total	40,626		51,870		68,903	82,607
Loans, Details :
Individually evaluated for impairment	102,930		123,519
Collectively evaluated for impairment	492,990		534,853
Loans acquired with deteriorated credit quality	12,701		13,233
Loans, Total	608,621	[1]	671,605	[1]
MUAH [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	4,131		3,645
Collectively evaluated for impairment	55,777		54,705
Loans acquired with deteriorated credit quality	116		95
Allowance for credit losses, Total	60,024		58,445		60,459	97,023
Loans, Details :
Individually evaluated for impairment	64,009		54,259
Collectively evaluated for impairment	7,060,581		5,099,429
Loans acquired with deteriorated credit quality	114,961		100,558
Loans, Total	7,239,551	[1]	5,254,246	[1]
Krungsri [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment		[2]
Collectively evaluated for impairment		[2]
Loans acquired with deteriorated credit quality		[2]
Allowance for credit losses, Total		[2],[3]		[3]
Loans, Details :
Individually evaluated for impairment		[2]
Collectively evaluated for impairment	3,025,186	[2]
Loans acquired with deteriorated credit quality	50,675	[2]
Loans, Total	¥ 3,075,861	[1],[2]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.
[3]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.